UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7994

Western Asset Global Partners Income Fund Inc.
(Exact name of registrant as specified in charter)

55 Broad Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	August 31,

Date of reporting period:	May 31, 2008

ITEM 1.                                     SCHEDULE OF INVESTMENTS

WESTERN ASSET GLOBAL PARTNERS

INCOME FUND INC.

FORM N-Q

May 31, 2008

Western Asset Global Partners Income Fund Inc.

Schedule of Investments (unaudited)	May 31, 2008

Face Amount†	Security	Value
CORPORATE BONDS & NOTES — 63.9%
CONSUMER DISCRETIONARY — 12.3%
Auto Components — 1.3%
	Allison Transmission Inc.:
300,000	11.000% due 11/1/15 (a)	$284,250
590,000	Senior Notes, 11.250% due 11/1/15 (a)(b)	539,850
535,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	342,400
2,405,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10 (c)	2,263,706
	Total Auto Components	3,430,206

Automobiles — 1.2%
	Ford Motor Co., Debentures:
265,000	8.875% due 1/15/22	208,688
595,000	8.900% due 1/15/32	449,225
	General Motors Corp.:
375,000	Notes, 7.200% due 1/15/11	315,937
	Senior Debentures:
200,000	8.250% due 7/15/23	138,000
2,810,000	8.375% due 7/15/33	1,938,900
	Total Automobiles	3,050,750

Diversified Consumer Services — 0.4%
	Education Management LLC/Education Management Finance Corp.:
85,000	Senior Notes, 8.750% due 6/1/14	82,238
550,000	Senior Subordinated Notes, 10.250% due 6/1/16	526,625
	Service Corp. International, Senior Notes:
180,000	7.625% due 10/1/18	184,500
130,000	7.500% due 4/1/27	113,750
	Total Diversified Consumer Services	907,113

Hotels, Restaurants & Leisure — 2.4%
	Boyd Gaming Corp., Senior Subordinated Notes:
300,000	6.750% due 4/15/14	252,375
100,000	7.125% due 2/1/16	78,750
590,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (d)	14,750
160,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	136,800
125,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	115,625
675,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	664,875
250,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	198,750
335,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	323,275
350,000	Harrah’s Operating Co. Inc., Senior Notes, 10.750% due 2/1/16 (a)	305,375
440,000	Indianapolis Downs LLC & Capital Corp., 11.000% due 11/1/12 (a)	407,000
800,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	700,000
	MGM MIRAGE Inc.:
210,000	Notes, 6.750% due 9/1/12	196,613
	Senior Notes:
95,000	7.500% due 6/1/16	84,906
240,000	7.625% due 1/15/17	212,400
55,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	46,750
569,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (a)	618,787
755,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	660,625
245,000	Snoqualmie Entertainment Authority, Senior Secured Notes, 6.936% due 2/1/14 (a)(e)	191,100
	Station Casinos Inc.:

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face Amount†	Security	Value
Hotels, Restaurants & Leisure — 2.4% (continued)
	Senior Notes:
330,000	6.000% due 4/1/12	$278,850
185,000	7.750% due 8/15/16	154,938
	Senior Subordinated Notes:
475,000	6.500% due 2/1/14	301,625
100,000	6.625% due 3/15/18	59,000
	Total Hotels, Restaurants & Leisure	6,003,169

Household Durables — 1.1%
55,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	55,138
1,250,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/49 (d)(f)(g)	0
445,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	399,387
	K Hovnanian Enterprises Inc.:
765,000	11.500% due 5/1/13 (a)	799,425
150,000	6.500% due 1/15/14	107,250
315,000	Senior Notes, 7.500% due 5/15/16	225,225
665,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	678,300
695,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.838% due 9/1/12	649,825
	Total Household Durables	2,914,550

Media — 4.3%
	Affinion Group Inc.:
950,000	Senior Notes, 10.125% due 10/15/13	976,125
255,000	Senior Subordinated Notes, 11.500% due 10/15/15	260,419
3,389,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (c)	2,897,595
336,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13	313,320
200,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	139,000
210,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	145,950
910,000	Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14 (a)	978,250
	CSC Holdings Inc.:
280,000	Senior Debentures, 8.125% due 8/15/09	285,950
345,000	Senior Notes, 6.750% due 4/15/12	336,375
635,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	613,568
590,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	612,125
330,000	EchoStar DBS Corp., Senior Notes, 7.750% due 5/31/15 (a)	330,000
520,000	Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22 (a)	535,600
1,345,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	968,400
	R.H. Donnelley Corp.:
300,000	Senior Discount Notes, 6.875% due 1/15/13	202,500
	Senior Notes:
150,000	8.875% due 1/15/16	103,500
110,000	8.875% due 10/15/17 (a)	74,250
320,000	Sun Media Corp., 7.625% due 2/15/13	312,000
	TL Acquisitions Inc.:
640,000	Senior Notes, 10.500% due 1/15/15 (a)	585,600
450,000	Senior Subordinated Notes, step bond to yield 13.361% due 7/15/15 (a)	346,500
	Total Media	11,017,027

Multiline Retail — 0.8%
870,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17 (b)	804,750

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face Amount†	Security	Value
Multiline Retail — 0.8% (continued)
	Neiman Marcus Group Inc.:
140,000	7.125% due 6/1/28	$125,300
1,100,000	Senior Subordinated Notes, 10.375% due 10/15/15	1,142,625
	Total Multiline Retail	2,072,675

Specialty Retail — 0.7%
370,000	Ace Hardware Corp., Senior Secured Notes, 9.125% due 6/1/16 (a)	357,050
	AutoNation Inc., Senior Notes:
85,000	4.713% due 4/15/13 (e)	75,544
95,000	7.000% due 4/15/14	90,369
470,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	393,625
240,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	248,400
	Michaels Stores Inc.:
380,000	Senior Notes, 10.000% due 11/1/14	353,400
230,000	Senior Subordinated Bonds, 11.375% due 11/1/16	198,950
	Total Specialty Retail	1,717,338

Textiles, Apparel & Luxury Goods — 0.1%
325,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	316,875
	TOTAL CONSUMER DISCRETIONARY	31,429,703

CONSUMER STAPLES — 1.0%
Beverages — 0.2%
515,000	Constellation Brands Inc., Senior Notes, 7.250% due 9/1/16	515,000

Food & Staples Retailing — 0.0%
87,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	104,700

Food Products — 0.3%
800,000	Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10	746,000

Household Products — 0.2%
300,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12	297,750
325,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	325,000
	Total Household Products	622,750

Tobacco — 0.3%
	Alliance One International Inc., Senior Notes:
55,000	8.500% due 5/15/12	52,525
620,000	11.000% due 5/15/12	641,700
	Total Tobacco	694,225
	TOTAL CONSUMER STAPLES	2,682,675

ENERGY — 8.8%
Energy Equipment & Services — 0.7%
585,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	595,237
1,000,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14 (a)	1,037,500
175,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	178,938
70,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	76,269
	Total Energy Equipment & Services	1,887,944

Oil, Gas & Consumable Fuels — 8.1%
1,675,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12 (c)	1,716,875
2,005,000	Chesapeake Energy Corp., Senior Notes, 6.625% due 1/15/16	1,954,875
120,000	Colorado Interstate Gas Co., Senior Notes, 6.800% due 11/15/15	124,498
	Compagnie Generale de Geophysique SA, Senior Notes:
165,000	7.500% due 5/15/15	167,888

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face Amount†	Security	Value
Oil, Gas & Consumable Fuels — 8.1% (continued)
500,000	7.750% due 5/15/17	$512,500
4	Corral Finans AB, 4.216% due 4/15/10 (a)(b)(e)	4
	El Paso Corp.:
	Medium-Term Notes:
900,000	7.800% due 8/1/31	910,420
230,000	7.750% due 1/15/32	232,438
825,000	Notes, 7.875% due 6/15/12	864,230
	Enterprise Products Operating LP:
350,000	Junior Subordinated Notes, 8.375% due 8/1/66 (e)	352,044
85,000	Subordinated Notes, 7.034% due 1/15/68 (e)	74,277
805,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	793,931
1,410,000	Gaz Capital SA, Medium Term Notes, 7.288% due 8/16/37 (a)	1,385,226
	Gazprom, Loan Participation Notes:
1,240,000	6.212% due 11/22/16 (a)	1,208,256
260,000	Senior Notes, 6.510% due 3/7/22 (a)	245,726
160,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16 (a)	163,600
635,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	638,175
	Mariner Energy Inc., Senior Notes:
260,000	7.500% due 4/15/13	252,850
120,000	8.000% due 5/15/17	116,700
330,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18 (a)	347,325
	OPTI Canada Inc., Senior Secured Notes:
155,000	7.875% due 12/15/14	157,713
155,000	8.250% due 12/15/14	160,425
330,000	Parallel Petroleum Corp., 10.250% due 8/1/14	331,650
300,000	Parker Drilling Co., Senior Notes, 9.625% due 10/1/13	318,000
813,000	Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35	825,028
	Petrohawk Energy Corp., Senior Notes:
330,000	9.125% due 7/15/13	344,850
170,000	7.875% due 6/1/15 (a)	170,637
	Petroplus Finance Ltd.:
470,000	6.750% due 5/1/14 (a)	433,575
280,000	Senior Note, 7.000% due 5/1/17 (a)	254,100
450,000	Quicksilver Resources Inc., Senior Subordinated Notes, 7.125% due 4/1/16	441,000
1,400,000	SandRidge Energy Inc., Senior Notes, 8.000% due 6/1/18 (a)	1,424,500
750,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	735,000
380,000	Southwestern Energy Co., Senior Notes, 7.500% due 2/1/18 (a)	385,816
200,000	Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11	214,750
600,000	VeraSun Energy Corp., 9.375% due 6/1/17	420,000
330,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	320,100
725,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	723,187
	Williams Cos. Inc.:
	Notes:
120,000	7.125% due 9/1/11	126,450
230,000	7.875% due 9/1/21	251,850
185,000	8.750% due 3/15/32	216,450
300,000	Senior Notes, 7.625% due 7/15/19	323,625
	Total Oil, Gas & Consumable Fuels	20,640,544
	TOTAL ENERGY	22,528,488

FINANCIALS — 11.3%
Commercial Banks — 5.2%
1,150,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	1,176,680
3,768,531	HSBC Bank PLC, 7.000% due 11/1/11 (c)(g)	4,045,330
	HSBK Europe BV:

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face Amount†		Security	Value
Commercial Banks — 5.2% (continued)
250,000		9.250% due 10/16/13 (a)	$254,375
740,000		7.250% due 5/3/17 (a)	662,300
		ICICI Bank Ltd., Subordinated Bonds:
186,000		6.375% due 4/30/22 (a)(e)	163,518
130,000		6.375% due 4/30/22 (a)(e)	115,710
65,777,500	RUB	JPMorgan Chase Bank, Credit-Linked Notes (Russian Agricultural Bank), 9.500% due 2/11/11 (c)(g)	2,754,161
810,000		RSHB Capital, Notes, 7.125% due 1/14/14 (a)	819,072
		Russian Agricultural Bank, Loan Participation Notes:
731,000		7.175% due 5/16/13 (a)	743,792
1,686,000		6.299% due 5/15/17 (a)	1,584,840
		TuranAlem Finance BV, Bonds:
530,000		8.250% due 1/22/37 (a)	449,175
475,000		8.250% due 1/22/37 (a)	402,562
		Total Commercial Banks	13,171,515

Consumer Finance — 2.5%
665,000		AmeriCredit Corp., 8.500% due 7/1/15	539,481
		Ford Motor Credit Co.:
		Notes:
100,000		7.875% due 6/15/10	94,801
295,000		7.000% due 10/1/13	248,343
		Senior Notes:
862,000		8.050% due 6/15/11 (e)	792,339
90,000		9.875% due 8/10/11	85,216
170,000		5.460% due 1/13/12 (e)	143,763
2,345,000		12.000% due 12/15/16 (c)	2,345,652
		General Motors Acceptance Corp.:
2,085,000		Bonds, 8.000% due 11/1/31 (c)	1,600,840
670,000		Notes, 6.875% due 8/28/12	540,144
		Total Consumer Finance	6,390,579

Diversified Financial Services — 2.6%
535,000		Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	385,200
320,000		Capmark Financial Group Inc., 5.875% due 5/10/12	257,953
335,000		CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	286,425
250,000		Citigroup Inc., Junior Subordinated Notes, 8.400% due 4/30/18 (e)	248,135
130,000		El Paso Performance-Linked Trust Certificates, Senior Notes, 7.750% due 7/15/11 (a)	134,378
		Leucadia National Corp., Senior Notes:
380,000		8.125% due 9/15/15	390,925
140,000		7.125% due 3/15/17	135,100
		LVB Acquisition Merger:
160,000		Senior Notes, 10.375% due 10/15/17 (a)(b)	171,200
255,000		Senior Subordinated Bonds, 11.625% due 10/15/17 (a)	271,575
140,000		Residential Capital Corp., 5.978% due 11/21/08 (e)	129,500
		Residential Capital LLC:
625,000		6.546% due 4/17/09 (a)(e)	453,125
210,000		8.875% due 6/30/15	106,050
630,000		Notes, 8.375% due 6/30/10	340,200
		Senior Notes:
60,000		5.816% due 4/17/09 (e)	49,500
90,000		5.758% due 5/22/09 (e)	73,800
595,000		8.000% due 2/22/11	300,475
		TNK-BP Finance SA:

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face Amount†	Security	Value
Diversified Financial Services — 2.6% (continued)
760,000	7.500% due 7/18/16 (a)	$749,588
1,160,000	Senior Notes, 7.875% due 3/13/18 (a)	1,147,008
	Vanguard Health Holdings Co.:
610,000	I LLC, Senior Discount Notes, step bond to yield 10.998% due 10/1/15	533,750
525,000	II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	542,063
	Total Diversified Financial Services	6,705,950

Insurance — 0.4%
960,000	American International Group Inc., 8.175% due 5/15/58 (a)(e)	923,443

Real Estate Investment Trusts (REITs) — 0.2%
20,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	18,750
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
190,000	6.500% due 6/1/16	186,200
360,000	6.750% due 4/1/17	358,200
	Total Real Estate Investment Trusts (REITs)	563,150

Real Estate Management & Development — 0.4%
335,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	195,975
	Realogy Corp.:
140,000	10.500% due 4/15/14	105,700
595,000	11.000% due 4/15/14 (b)	389,725
640,000	Senior Subordinated Notes, 12.375% due 4/15/15	352,000
	Total Real Estate Management & Development	1,043,400
	TOTAL FINANCIALS	28,798,037

HEALTH CARE — 3.4%
Health Care Equipment & Supplies — 0.1%
395,000	Advanced Medical Optics Inc., 7.500% due 5/1/17	371,300

Health Care Providers & Services — 3.3%
440,000	CRC Health Corp., 10.750% due 2/1/16	371,800
	DaVita Inc.:
310,000	Senior Notes, 6.625% due 3/15/13	303,025
455,000	Senior Subordinated Notes, 7.250% due 3/15/15	447,038
	HCA Inc.:
400,000	Debentures, 7.500% due 12/15/23	324,029
	Notes:
610,000	6.375% due 1/15/15	533,750
55,000	7.690% due 6/15/25	44,990
	Senior Notes:
4,000	6.250% due 2/15/13	3,620
135,000	6.500% due 2/15/16	117,956
	Senior Secured Notes:
535,000	9.250% due 11/15/16	566,431
1,000,000	9.625% due 11/15/16 (b)(e)	1,057,500
975,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	1,006,687
	Tenet Healthcare Corp., Senior Notes:
665,000	6.375% due 12/1/11	633,413
160,000	6.500% due 6/1/12	149,600
754,000	7.375% due 2/1/13	706,875
455,000	9.875% due 7/1/14	457,275
	Universal Hospital Services Inc.:
130,000	6.303% due 6/1/15 (e)	123,825
635,000	8.500% due 6/1/15 (b)	644,525

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face Amount†	Security	Value
Health Care Providers & Services — 3.3% (continued)
986,000	US Oncology Holdings Inc., Senior Notes, 7.949% due 3/15/12 (b)(e)	$808,520
	Total Health Care Providers & Services	8,300,859

Pharmaceuticals — 0.0%
1,515,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (d)(f)	18,937
	TOTAL HEALTH CARE	8,691,096

INDUSTRIALS — 7.7%
Aerospace & Defense — 1.3%
555,000	DRS Technologies Inc., Senior Subordinated Notes, 6.625% due 2/1/16	581,363
	Hawker Beechcraft Acquisition Co.:
1,305,000	Senior Notes, 8.875% due 4/1/15 (b)	1,337,625
15,000	Senior Subordinated Notes, 9.750% due 4/1/17	15,450
1,400,000	L-3 Communications Corp., Senior Subordinated Notes, 6.125% due 1/15/14	1,358,000
	Total Aerospace & Defense	3,292,438

Airlines — 1.0%
	Continental Airlines Inc., Pass-Through Certificates:
11,894	6.541% due 9/15/09	11,894
196,765	8.312% due 4/2/11	183,975
230,000	7.339% due 4/19/14	188,600
1,130,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	1,158,250
	Delta Air Lines Inc.:
333,735	8.954% due 8/10/14	290,349
	Pass-Through Certificates:
406,692	6.619% due 3/18/11	392,821
310,000	7.711% due 9/18/11	275,900
	Total Airlines	2,501,789

Building Products — 1.2%
	Associated Materials Inc.:
1,420,000	Senior Discount Notes, step bond to yield 15.124% due 3/1/14	976,250
170,000	Senior Subordinated Notes, 9.750% due 4/15/12	170,000
758,000	GTL Trade Finance Inc., 7.250% due 10/20/17 (a)	773,287
	Nortek Inc.:
580,000	Senior Secured Notes, 10.000% due 12/1/13 (a)	579,275
340,000	Senior Subordinated Notes, 8.500% due 9/1/14	239,700
940,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 15.368% due 3/1/14 (e)	471,175
	Total Building Products	3,209,687

Commercial Services & Supplies — 1.6%
980,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	837,900
315,000	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15 (a)	275,625
1,519,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	1,549,380
400,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	422,000
780,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	686,400
2,000,000	Safety-Kleen Services Inc., Senior Subordinated Notes, 9.250% due 6/1/08 (d)(f)(g)	0
	US Investigations Services Inc.:
450,000	11.750% due 5/1/16 (a)	384,750
60,000	Senior Subordinated Notes, 10.500% due 11/1/15 (a)	54,600
	Total Commercial Services & Supplies	4,210,655

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face Amount†	Security	Value
Construction & Engineering — 0.3%
290,000	CSC Holdings Inc., 8.500% due 6/15/15 (a)	$291,450
470,000	Odebrecht Finance Ltd., 7.500% due 10/18/17 (a)	485,275
	Total Construction & Engineering	776,725

Industrial Conglomerates — 0.0%
500,000	Moll Industries Inc., Senior Subordinated Notes, 10.500% due 7/1/08 (d)(f)(g)	0

Machinery — 0.2%
170,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	159,800
240,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	243,600
	Total Machinery	403,400

Road & Rail — 1.2%
1,090,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	1,144,500
	Hertz Corp.:
100,000	Senior Notes, 8.875% due 1/1/14	100,000
1,475,000	Senior Subordinated Notes, 10.500% due 1/1/16	1,478,687
	Kansas City Southern de Mexico, Senior Notes:
160,000	7.625% due 12/1/13	157,800
25,000	7.375% due 6/1/14	24,438
100,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	102,000
	Total Road & Rail	3,007,425

Trading Companies & Distributors — 0.7%
315,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	281,925
885,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	774,375
1,045,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	788,975
	Total Trading Companies & Distributors	1,845,275

Transportation Infrastructure — 0.2%
	Swift Transportation Co., Senior Secured Notes:
1,075,000	10.426% due 5/15/15 (a)(e)	360,125
400,000	12.500% due 5/15/17 (a)	144,000
	Total Transportation Infrastructure	504,125
	TOTAL INDUSTRIALS	19,751,519

INFORMATION TECHNOLOGY — 2.1%
Communications Equipment — 0.3%
880,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	678,700

Electronic Equipment & Instruments — 0.3%
	NXP BV/NXP Funding LLC:
300,000	Senior Notes, 9.500% due 10/15/15	283,875
	Senior Secured Notes:
160,000	5.463% due 10/15/13 (e)	147,000
300,000	7.875% due 10/15/14	292,500
	Total Electronic Equipment & Instruments	723,375

IT Services — 1.3%
445,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (a)(b)	416,075
	First Data Corp.:
1,500,000	5.625% due 11/1/11	1,098,750
790,000	9.875% due 9/24/15 (a)	715,937
	SunGard Data Systems Inc.:
179,000	Senior Notes, 9.125% due 8/15/13	185,265

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face Amount†	Security	Value
IT Services — 1.3% (continued)
950,000	Senior Subordinated Notes, 10.250% due 8/15/15	$992,750
	Total IT Services	3,408,777

Software — 0.2%
555,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	425,963
	TOTAL INFORMATION TECHNOLOGY	5,236,815

MATERIALS — 5.4%
Chemicals — 1.2%
750,000	FMC Finance III SA, 6.875% due 7/15/17	746,250
	Georgia Gulf Corp., Senior Notes:
60,000	9.500% due 10/15/14	49,800
1,060,000	10.750% due 10/15/16	694,300
345,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	370,875
450,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	484,875
1,130,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	740,150
	Total Chemicals	3,086,250

Containers & Packaging — 0.2%
200,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	202,500
160,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	151,200
325,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (d)(f)(g)	0
250,000	Rock-Tenn Co., Senior Notes, 9.250% due 3/15/16 (a)	265,000
	Total Containers & Packaging	618,700

Metals & Mining — 2.1%
1,040,000	Evraz Group SA, Notes, 8.875% due 4/24/13 (a)	1,066,000
650,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	699,848
150,000	Metals USA Holdings Corp., 8.698% due 7/1/12 (b)(e)	140,625
730,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	766,500
70,000	Noranda Aluminum Acquisition Corp., 6.828% due 5/15/15 (a)(b)(e)	61,775
435,000	Noranda Aluminum Holding Corp., Senior Notes, 8.578% due 11/15/14 (a)(b)(e)	382,800
760,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	718,200
1,285,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15 (a)	1,252,875
185,000	Steel Dynamics Inc., Senior Notes, 7.375% due 11/1/12 (a)	187,313
	Total Metals & Mining	5,275,936

Paper & Forest Products — 1.9%
	Abitibi-Consolidated Co. of Canada:
1,117,000	15.500% due 7/15/10 (a)	832,165
770,000	Senior Secured Notes, 13.750% due 4/1/11 (a)	821,012
735,000	Appleton Papers Inc., Senior Subordinated Notes, 9.750% due 6/15/14	705,600
	NewPage Corp.:
420,000	10.000% due 5/1/12 (a)	449,400
1,110,000	Senior Secured Notes, 9.123% due 5/1/12 (e)	1,165,500
143,066	Newpage Holding Corp., 9.986% due 11/1/13 (b)(e)	140,741
600,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	549,000
90,000	Verso Paper Holdings LLC, 11.375% due 8/1/16	91,575
	Total Paper & Forest Products	4,754,993
	TOTAL MATERIALS	13,735,879

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face Amount†	Security	Value
TELECOMMUNICATION SERVICES — 5.7%
Diversified Telecommunication Services — 4.0%
	Axtel SAB de CV:
70,000	11.000% due 12/15/13	$75,950
100,000	7.625% due 2/1/17 (a)	102,250
1,000,000	Senior Notes, 7.625% due 2/1/17 (a)	1,020,000
110,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	91,300
	Citizens Communications Co.:
15,000	7.050% due 10/1/46	10,725
630,000	Senior Notes, 7.875% due 1/15/27	570,150
	Hawaiian Telcom Communications Inc.:
180,000	Senior Notes, 9.750% due 5/1/13	71,100
405,000	Senior Subordinated Notes, 12.500% due 5/1/15	104,288
	Level 3 Financing Inc.:
380,000	6.704% due 2/15/15 (e)	321,100
980,000	Senior Notes, 9.250% due 11/1/14	921,200
1,815,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	1,796,850
	Qwest Communications International Inc., Senior Notes:
412,000	6.176% due 2/15/09 (e)	409,940
725,000	7.500% due 2/15/14	714,125
845,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (a)	663,325
480,000	UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (a)	480,000
520,000	Vimpel Communications, Loan Participation Notes, 8.375% due 4/30/13 (a)	530,286
1,130,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	1,113,050
165,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	177,375
1,050,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	1,090,687
	Total Diversified Telecommunication Services	10,263,701

Wireless Telecommunication Services — 1.7%
420,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(b)	371,700
700,000	America Movil SAB de CV, 5.625% due 11/15/17	685,389
190,000	iPCS Inc., 4.998% due 5/1/13 (e)	164,350
195,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	188,419
	True Move Co., Ltd.:
2,430,000	10.750% due 12/16/13 (a)	2,174,850
950,000	10.375% due 8/1/14 (a)	840,750
	Total Wireless Telecommunication Services	4,425,458
	TOTAL TELECOMMUNICATION SERVICES	14,689,159

UTILITIES — 6.2%
Electric Utilities — 0.7%
560,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (a)	600,600
520,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	573,300
500,000	Texas Competitive Electric Holding Co. LLC, Senior Notes, 10.500% due 11/1/16 (a)(b)	507,500
	Total Electric Utilities	1,681,400

Gas Utilities — 0.3%
815,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	790,550

Independent Power Producers & Energy Traders — 5.2%
	AES Corp., Senior Notes:
125,000	9.500% due 6/1/09	129,688

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face Amount†	Security	Value
Independent Power Producers & Energy Traders — 5.2% (continued)
300,000	9.375% due 9/15/10	$319,500
1,225,000	8.000% due 10/15/17	1,235,719
	Dynegy Holdings Inc.:
480,000	Senior Debentures, 7.625% due 10/15/26	429,600
1,020,000	Senior Notes, 7.750% due 6/1/19	971,550
280,000	Dynegy Inc., 7.670% due 11/8/16	281,400
	Edison Mission Energy, Senior Notes:
610,000	7.750% due 6/15/16	628,300
350,000	7.200% due 5/15/19	343,000
440,000	7.625% due 5/15/27	416,900
5,490,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17 (a)(b)	5,654,700
1,010,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	1,022,625
	NRG Energy Inc., Senior Notes:
275,000	7.250% due 2/1/14	270,187
1,355,000	7.375% due 2/1/16	1,324,512
135,000	7.375% due 1/15/17	132,300
120,000	TXU Corp., Senior Notes, 6.500% due 11/15/24	91,117
	Total Independent Power Producers & Energy Traders	13,251,098
	TOTAL UTILITIES	15,723,048
	TOTAL CORPORATE BONDS & NOTES (Cost — $175,428,608)	163,266,419

ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
987,700	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (d)(f)(g) (Cost - $987,700)	0

CONVERTIBLE BONDS & NOTES — 0.4%
Marine — 0.2%
570,000	Horizon Lines Inc., 4.250% due 8/15/12	458,850

Thrifts & Mortgage Finance — 0.2%
590,000	Countrywide Financial Corp., 0.000% due 4/15/37 (e)	554,600
	TOTAL CONVERTIBLE BONDS & NOTES (Cost — $995,594)	1,013,450

COLLATERALIZED SENIOR LOANS — 1.4%
Auto Components — 0.3%
742,500	Allison Transmission, Term Loan B, 5.531% due 8/7/14 (e)	682,636

Containers & Packaging — 0.3%
1,073,611	Berry Plastics Corp., Senior Term Loan, 9.728% due 6/15/14 (e)	778,368

Diversified Telecommunication Services — 0.7%
1,750,000	Intelsat Ltd., Term Loan, 9.250% due 8/15/14	1,763,125

Paper & Forest Products — 0.1%
224,000	Verso Paper Holdings LLC, Term Loan, 9.078% due 2/1/13 (a)(e)	202,720
	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $3,543,434)	3,426,849

SOVEREIGN BONDS — 30.2%
Argentina — 1.9%
	Republic of Argentina:
4,199,000	Bonds, 7.000% due 9/12/13 (c)	3,334,239
1,245,275	Discount Notes, 8.280% due 12/31/33(h)	1,018,012
5,670,000	GDP Linked Securities, 1.330% due 12/15/35 (e)	616,613
	Total Argentina	4,968,864

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face Amount†		Security	Value
Brazil — 11.4%
9,001,000	BRL	Brazil Nota do Tesouro Nacional, 9.762% due 1/1/12 (c)(e)	$4,957,382
		Federative Republic of Brazil:
7,590,000		7.125% due 1/20/37 (h)	8,918,250
1,342,000		11.000% due 8/17/40	1,825,791
		Collective Action Securities:
2,185,000		8.750% due 2/4/25 (c)	2,851,425
9,130,000		Notes, 8.000% due 1/15/15 (h)	10,437,873
		Total Brazil	28,990,721
Colombia — 1.0%
		Republic of Colombia:
100,000		7.375% due 1/27/17	113,875
2,190,000		7.375% due 9/18/37 (h)	2,493,862
		Total Colombia	2,607,737
Ecuador — 0.7%
1,631,000		Republic of Ecuador, 10.000% due 8/15/30 (a)(c)	1,655,465

Egypt — 0.2%
2,810,000	EGP	Arab Republic of Egypt, 8.750% due 7/18/12 (a)	524,166

Gabon — 0.2%
512,000		Gabonese Republic, 8.200% due 12/12/17 (a)	549,760

Indonesia — 1.0%
		Republic of Indonesia:
7,931,000,000	IDR	10.250% due 7/15/22	706,813
5,692,000,000	IDR	11.000% due 9/15/25	530,164
5,058,000,000	IDR	10.250% due 7/15/27	440,080
250,000		8.500% due 10/12/35 (a)	269,375
5,998,000,000	IDR	9.750% due 5/15/37	483,137
		Total Indonesia	2,429,569
Mexico — 0.1%
160,000		United Mexican States, Medium-Term Notes, 5.625% due 1/15/17	164,880

Panama — 2.2%
		Republic of Panama:
4,000		9.625% due 2/8/11	4,520
1,625,000		7.250% due 3/15/15 (c)	1,794,406
243,000		9.375% due 4/1/29	329,083
3,394,000		6.700% due 1/26/36 (h)	3,572,185
		Total Panama	5,700,194
Peru — 0.7%
		Republic of Peru:
381,000		Bonds, 6.550% due 3/14/37	401,003
1,200,000		Global Bonds, 7.350% due 7/21/25	1,377,000
		Total Peru	1,778,003
Russia — 0.1%
160,000		Russian Federation, 12.750% due 6/24/28 (a)	287,400

Turkey — 6.8%
		Republic of Turkey:
78,000		7.000% due 6/5/20	78,047
575,000		11.875% due 1/15/30 (h)	873,470
416,000		Bonds, 7.000% due 9/26/16	425,620

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face Amount†	Security	Value
Turkey — 6.8% (continued)
9,650,000	Collective Action Securities, Notes, 7.375% due 2/5/25 (h)	$9,704,281
7,026,000	Notes, 6.875% due 3/17/36 (h)	6,402,442
	Total Turkey	17,483,860

Uruguay — 0.3%
715,761	Oriental Republic of Uruguay, Bonds, 7.625% due 3/21/36	758,707

Venezuela — 3.6%
	Bolivarian Republic of Venezuela:
3,733,000	8.500% due 10/8/14 (h)	3,527,685
4,267,000	5.750% due 2/26/16 (h)	3,370,930
233,000	7.650% due 4/21/25	184,070
	Collective Action Securities:
1,982,000	9.375% due 1/13/34 (c)	1,754,070
391,000	Notes, 10.750% due 9/19/13	408,595
	Total Venezuela	9,245,350
	TOTAL SOVEREIGN BONDS (Cost — $77,289,999)	77,144,676

Shares
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
1,349,235	Home Interiors & Gifts Inc. (f)(g)*	1
10,194	Mattress Discounters Corp. (f)(g)*	0
	TOTAL CONSUMER DISCRETIONARY	1

INDUSTRIALS — 0.0%
Machinery — 0.0%
5	Glasstech Inc. (f)(g)*	0

INFORMATION TECHNOLOGY — 0.0%
Computers & Peripherals — 0.0%
12,166	Axiohm Transaction Solutions Inc. (f)(g)*	0
	TOTAL COMMON STOCKS (Cost — $1,121,578)	1

PREFERRED STOCKS — 0.2%
CONSUMER DISCRETIONARY — 0.0%
Media — 0.0%
1	ION Media Networks Inc., Series B, 12.000% *	715

FINANCIALS — 0.2%
Capital Markets — 0.0%
50	Lehman Brothers Holdings Inc., 7.250% *	54,250

Diversified Financial Services — 0.1%
6,800	Preferred Plus, Trust Series FRD-1, 7.400%	99,076
300	Saturns, Series F 2003-5, 8.125%	4,950
4,091	TCR Holdings Corp., Class B Shares, 0.000% (f)(g)*	4
2,250	TCR Holdings Corp., Class C Shares, 0.000% (f)(g)*	2
5,932	TCR Holdings Corp., Class D Shares, 0.000% (f)(g)*	6
12,271	TCR Holdings Corp., Class E Shares, 0.000% (f)(g)*	12
	Total Diversified Financial Services	104,050

Thrifts & Mortgage Finance — 0.1%
11,600	Federal National Mortgage Association (FNMA), 8.250%	282,460
	TOTAL FINANCIALS	440,760

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2008

Shares	Security	Value
INDUSTRIALS — 0.0%
Machinery — 0.0%
5	Glasstech Inc., 0.000% (f)(g)*	$0
	TOTAL PREFERRED STOCKS (Cost — $464,156)	441,475

CONVERTIBLE PREFERRED STOCKS — 0.5%
FINANCIALS — 0.5%
Diversified Financial Services — 0.5%
870	Bank of America Corp.	884,790
10,200	Citigroup Inc.	495,210
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $1,382,373)	1,380,000

ESCROWED SHARES — 0.0%
625,000	Pillowtex Corp. (f)(g)* (Cost - $0)	0

Warrants
WARRANTS — 0.1%
9,125	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20(e)*	326,219
4,202	Pillowtex Corp., Expires 11/24/09(f)(g)*	0
	TOTAL WARRANTS (Cost — $3,108)	326,219
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $261,216,550)	246,999,089

Face Amount†
SHORT-TERM INVESTMENTS — 3.3%
Sovereign Bonds — 3.2%
2,110,000	MYR	Bank Negara Malaysia Islamic Notes, Zero coupon bond to yield 3.351% due 7/24/08	648,163
		Bank Negara Malaysia Monetary Notes:
3,699,000	MYR	Zero coupon bond to yield 3.409% due 7/1/08 (c)	1,138,583
4,456,000	MYR	Zero coupon bond to yield 3.411% due 8/7/08	1,366,369
		Egypt Treasury Bills:
8,800,000	EGP	Zero coupon bond to yield 6.800% due 11/11/08	1,590,912
19,275,000	EGP	Zero coupon bond to yield 7.427% due 11/25/08 (c)	3,474,186
		Total Sovereign Bonds (Cost — $8,074,302)	8,218,213
U.S. Government Agency — 0.1%
106,000		Federal National Mortgage Association (FNMA), Discount Notes, 1.384%- 1.825% due 12/15/08 (i) (Cost - $105,195)	104,704
		TOTAL SHORT-TERM INVESTMENTS (Cost — $8,179,497)	8,322,917
		TOTAL INVESTMENTS — 100.0% (Cost — $269,396,047#)	255,322,006

†	Face amount denominated in U.S dollars, unless otherwise noted.
*	Non-income producing security.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2008

(c)	All or a portion of this security is segregated for extended settlements, swap contracts and foreign currency contracts.
(d)	Security is currently in default.
(e)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2008.
(f)	Illiquid security.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(h)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(i)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	BRL	- Brazilian Real
	EGP	- Egyptian Pound
	GDP	- Gross Domestic Product
	IDR	- Indonesian Rupiah
	MYR	- Malaysian Ringgit
	OJSC	- Open Joint Stock Company
	RUB	- Russian Ruble

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Global Partners Income Fund Inc. (the “Fund”) was incorporated in Maryland on September 3, 1993 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Fund’s investment objective seeks to maintain a high level of current income. As a secondary objective, the Fund seeks capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of the market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Reverse Repurchase Agreements.  The Fund may enter into a reverse repurchase agreement in which the Fund sells a portfolio security at a specified price with an agreement to purchase the same or substantially the same security from the same counterparty at a fixed or determinable price at a future date. When entering into reverse repurchase agreements, the Fund’s custodian delivers to the counterparty liquid assets, the market value of which, at the inception of the transaction, at least equals the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

(c) Credit Default Swaps.  The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

(d) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of

Notes to Schedule of Investments (unaudited) (continued)

governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Credit and Market Risk.  The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At May 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,285,542
Gross unrealized depreciation	(21,359,583)
Net unrealized depreciation	$(14,074,041)

Transactions in reverse repurchase agreements for the Fund during the period ended May 31, 2008 were as follows:

Average	Weighted	Maximum
Daily	Average	Amount
Balance	Interest Rate	Outstanding
$34,369,066	3.70%	$42,575,487

Interest rates on reverse repurchase agreements ranged from 0.35% to 5.85% during the period ended May 31, 2008. Interest expense incurred on reverse repurchase agreements totaled $967,409.

At May 31, 2008, the Fund had the following open reverse repurchase agreements:

Face
Amount	Security	Value
$5,731,811	Reverse Repurchase Agreement with Credit Suisse, dated 5/5/08 bearing 2.250% to be repurchased at $5,741,841 on 6/2/08, collateralized by: $7,026,000 Republic of Turkey, 6.875% due 3/17/36:
	Market value (including accrued interest) $6,503,513	$5,731,811

810,405	Reverse Repurchase Agreement with Credit Suisse, dated 5/27/08 bearing 1.250% to be repurchased at $810,771 on 6/9/08, collateralized by: $575,000 Republic of Turkey, 11.875% due 1/15/30:
	Market value (including accrued interest) $899,544	810,405

1,652,320

Reverse Repurchase Agreement with Credit Suisse, dated 5/5/08 bearing 3.250% to be repurchased at an  amount and date to be determined, collateralized by: $2,321,000 Bolivarian Republic of Venezuela, 5.750% due 2/26/16:

	Market value (including accrued interest) $1,869,154	1,652,320

3,240,591	Reverse Repurchase Agreement with Credit Suisse, dated 5/5/08 bearing 2.250% to be repurchased at an

Notes to Schedule of Investments (unaudited) (continued)

	amount and date to be determined, collateralized by: $3,394,000 Republic of Panama, 6.700% due 1/26/36:
	Market value (including accrued interest) $3,652,149	3,240,591

2,980,950

Reverse Repurchase Agreement with Credit Suisse, dated 5/5/08 bearing 2.850% to be repurchased at an amount and date to be determined, collateralized by: $3,500,000 Bolivarian Republic of Venezuela, 8.500% due 10/8/14:

	Market value (including accrued interest) $3,352,206	2,980,950

2,253,072

Reverse Repurchase Agreement with Credit Suisse, dated 5/22/08 bearing 2.250% to be repurchased at an amount and date to be determined, collateralized by: $2,190,000 Republic of Colombia,  7.375% due 9/18/37:

	Market value (including accrued interest) $2,527,218	2,253,072

6,268,640

Reverse Repurchase Agreement with Credit Suisse, dated 5/9/08 bearing 2.250% to be repurchased at an amount and date to be determined, collateralized by: $5,800,000 Federative Republic of Brazil, 7.125% due 1/20/37:

	Market value (including accrued interest) $6,967,130	6,268,640

1,043,700

Reverse Repurchase Agreement with Credit Suisse, dated 5/5/08 bearing 2.100% to be repurchased at an amount and date to be determined, collateralized by: $1,050,000 Republic of Argentina, 8.280% due 12/31/33:

	Market value (including accrued interest) $895,194	1,043,700

1,860,000

Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 5/5/08 bearing 2.650% to be repurchased at an amount and date to be determined, collateralized by: $1,600,000 Federative Republic of Brazil, 8.000% due 1/15/18:

	Market value (including accrued interest) $1,878,079	1,860,000

2,050,400

Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 5/5/08 bearing 2.250% to be repurchased at an amount and date to be determined, collateralized by: $1,760,000 Federative Republic of Brazil, 7.125% due 1/20/37:

	Market value (including accrued interest) $2,114,164	2,050,400

10,011,875	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 5/5/08 bearing 2.500% to be repurchased at $10,042,467 on 6/18/08, collateralized by: $9,650,000 Republic of Turkey, 7.375% due 2/5/25:
	Market value (including accrued interest) $9,934,993	10,011,875

	Total Reverse Repurchase Agreements
	(Proceeds — $37,903,764)	$37,903,764

At May 31, 2008, the Fund had the following open forward foreign currency contracts:

Notes to Schedule of Investments (unaudited) (continued)

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Loss
Contracts to Buy:
Indian Rupee	7,189,000	169,081	6/16/08	$(8,381)
Indian Rupee	21,539,700	506,601	6/16/08	(26,428)
Indian Rupee	7,179,900	168,867	6/16/08	(8,524)
Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(43,333)

At May 31, 2008, the Fund held the following credit default swap contracts:

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	10/12/07
Reference Entity:	CDX North America Crossover Index
Notional Amount:	$12,600,000
Payments Made by Fund:	Payment only if Credit Event Occurs
Payments Received by Fund:	Fixed Rate, 0.750%
Termination Date:	6/20/12
Unrealized Depreciation	$(613,718)

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	5/20/08
Reference Entity:	CDX North America Crossover Index
Notional Amount:	$300,000
Payments Made by Fund:	Fixed Rate, 3.500%
Payments Received by Fund:	Payment only if Credit Event Occurs
Termination Date:	6/20/13
Unrealized Depreciation	$(1,579)

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	5/20/08
Reference Entity:	CDX North America Crossover Index
Notional Amount:	$100,000
Payments Made by Fund:	Fixed Rate, 3.500%
Payments Received by Fund:	Payment only if Credit Event Occur
Termination Date:	6/20/13
Unrealized Depreciation	$(252)

At May 31, 2008, the Fund had total unrealized depreciation of $615,549 from swap contracts.

3. Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”).  FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.  The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  Management has determined that there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157.  The Fund will implement the disclosure requirements beginning with its November 30, 2008 Form N-Q.

Notes to Schedule of Investments (unaudited) (continued)

***

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Global Partners Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  July 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: July 28, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:  July 28, 2008